Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020
Grant Revenue [Line Items]
Grant revenue	$ 1,180	$ 513	$ 785	$ 0
Deferred revenue	1,378		1,663
Bill & Melinda Gates Foundation [Member]
Grant Revenue [Line Items]
Grant receivable					$ 3,343
Aggregate grant received	895		2,448
Research and developments costs associated with grant	1,026	442	683
Grant revenue	1,180	$ 513	785
Deferred revenue	$ 1,378		$ 1,663